UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010
                                                   ------------------
Check here if Amendment [ ];      Amendment Number: -----------------

     This Amendment (check only one):   [ ] is a restatement
                                        [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:      New Generation Advisors, LLC
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Address:   49 Union Street
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Manchester, MA  01944
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Form 13F File Number:     28-10779
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
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Title:    President
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Phone:    978-704-6200
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Signature, Place and Date of Signing:

 /s/George Putnam, III            Manchester, MA             November 9, 2010
-------------------------       -------------------       ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

 Number of Other Included Managers:                 0
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 Form 13F Information Table Entry Total:           50
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 Form 13F Information Table Value Total:        $216,226
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                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                          COMMON         00374N107    4,383    84,139          SOLE       NONE        84,139      0    0
ACCO BRANDS CORP                      COMMON         00081T108    3,680   639,940          SOLE       NONE       639,940      0    0
AMR CORP                              COMMON         001765106    2,031   323,971          SOLE       NONE       323,971      0    0
WTS/BANK OF AMERICA CORP 30.7900      WTS            060505153    2,944 1,237,100          SOLE       NONE     1,237,100      0    0
EXP10/28/2018
CALPINE CORP                          COMMON         131347304    3,150   253,037          SOLE       NONE       253,037      0    0
DELTA AIR LINES, INC                  COMMON         247361702    7,803   670,402          SOLE       NONE       670,402      0    0
EUROSEAS LTD                          COMMON         Y23592200    1,306   327,400          SOLE       NONE       327,400      0    0
EXCEL MARITIME CARRIERS LTD           COMMON         V3267N107    3,732   664,000          SOLE       NONE       664,000      0    0
EXIDE TECHNOLOGIES                    COMMON         302051206    3,233   674,878          SOLE       NONE       674,878      0    0
FEDERAL MOGUL CORP                    COMMON         313549404    6,209   328,363          SOLE       NONE       328,363      0    0
FIFTH THIRD BANCORP                   COMMON         316773100    4,249   353,164          SOLE       NONE       353,164      0    0
FLEXTRONICS INTERNATIONAL LTD         ORD            Y2573F102    1,107   183,342          SOLE       NONE       183,342      0    0
THE GOODYEAR TIRE & RUBBER COMPANY    COMMON         382550101    2,967   276,011          SOLE       NONE       276,011      0    0
GLOBAL CROSSING LTD                   COMMON         G3921A175    5,500   428,025          SOLE       NONE       428,025      0    0
HUNTSMAN CORPORATION                  COMMON         447011107    2,314   200,171          SOLE       NONE       200,171      0    0
ING PRIME RATE TR MUTUAL FUND         SH BEN INT     44977W106    3,857   673,131          SOLE       NONE       673,131      0    0
JDS UNIPHASE CORP                     COMMON         46612J507    4,280   345,478          SOLE       NONE       345,478      0    0
WTS/JPMORGAN CHASE & CO. 42.4200      WTS            46634E114    2,937   251,700          SOLE       NONE       251,700      0    0
EXP10/28/2018
KEMET CORP                            COMMON         488360108    5,911 1,769,800          SOLE       NONE     1,769,800      0    0
KEYCORP                               COMMON         493267108    3,990   501,254          SOLE       NONE       501,254      0    0
LEAP WIRELESS INTL INC                COMMON         521863308    2,099   170,000          SOLE       NONE       170,000      0    0
LEAR CORP                             COMMON         521865204   12,945   164,002          SOLE       NONE       164,002      0    0
LENNAR CORP                           CL A           526057104    6,800   442,110          SOLE       NONE       442,110      0    0
LIBBEY INC                            COMMON         529898108      875    66,475          SOLE       NONE        66,475      0    0
LTX-CREDENCE CORP                     COMMON         502403108    2,692 1,288,100          SOLE       NONE     1,288,100      0    0
METROPCS COMMUNICATIONS, INC          COMMON         591708102   11,051 1,056,533          SOLE       NONE     1,056,533      0    0
MGIC INVESTMENT CORP                  COMMON         552848103    4,338   470,000          SOLE       NONE       470,000      0    0
OWENS CORNING                         COMMON         690742101    2,579   100,627          SOLE       NONE       100,627      0    0
WTS/OWENS CORNING INC. 45.2500        WTS            690742127       72    44,817          SOLE       NONE        44,817      0    0
EXP10/31/2013 SERIES B
PARKER DRILLING CO                    COMMON         701081101    2,208   507,670          SOLE       NONE       507,670      0    0
PENNYMAC MTG INVT TR                  COMMON         70931T103    3,363   188,000          SOLE       NONE       188,000      0    0
PLAINS EXPL & PROD CO LP              COMMON         726505100    7,441   279,000          SOLE       NONE       279,000      0    0
PMI GROUP, INC                        COMMON         69344M101    2,349   640,000          SOLE       NONE       640,000      0    0
WTS/THE PNC FINANCIAL SERVICES        WTS            693475121    2,707   255,100          SOLE       NONE       255,100      0    0
GROUP, INC. 67.3300 EXP12/31/2018
PORTLAND GENERAL ELECTRIC CO          COMMON         736508847    2,800   138,088          SOLE       NONE       138,088      0    0
REGIONS FINANCIAL CORP                COMMON         7591EP100    4,590   631,400          SOLE       NONE       631,400      0    0
REVLON INC                            CL A           761525609    3,237   256,536          SOLE       NONE       256,536      0    0
SERACARE LIFE SCIENCES, INC           COMMON         81747T104       33     8,979          SOLE       NONE         8,979      0    0
SMURFIT-STONE CONTAINER CORP          COMMON         83272A104    5,195   282,791          SOLE       NONE       282,791      0    0
SOLUTIA INC                           COMMON         834376501    8,751   546,264          SOLE       NONE       546,264      0    0
STERLING FINANCIAL CORP               COMMON         859319105    1,170 1,800,000          SOLE       NONE     1,800,000      0    0
SUNTRUST BANKS INC                    COMMON         867914103    3,915   151,559          SOLE       NONE       151,559      0    0
SYNOVUS FINANCIAL CORP                COMMON         87161C105    3,306 1,343,800          SOLE       NONE     1,343,800      0    0
TENET HEALTHCARE CORP                 COMMON         88033G100    3,380   716,000          SOLE       NONE       716,000      0    0
TERADYNE INC                          COMMON         880770102    6,234   559,573          SOLE       NONE       559,573      0    0
UAL CORP                              COMMON         902549807   11,261   475,950          SOLE       NONE       475,950      0    0
US AIRWAYS GROUP INC                  COMMON         90341W108   14,898 1,610,632          SOLE       NONE     1,610,632      0    0
VISHAY INTERTECHNOLOGY                COMMON         928298108    6,413   662,500          SOLE       NONE       662,500      0    0
VISHAY PRECISION GROUP INC            COMMON         92835K103      739    47,320          SOLE       NONE        47,320      0    0
WTS/WELLS FARGO & CO 34.0100          WTS            949746119    3,202   406,300          SOLE       NONE       406,300      0    0
EXP10/28/2018